Consolidated companies and businesses acquired and divested - Summary of Most Significant Companies Disposed (Detail) - Total divested - EUR (€) € in Millions		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Discontinued Operations [line items]
Sales proceeds			€ 29
Cash proceeds			29
Cash outflow / inflow on disposal			29
Cash assets			3
Loans and advances to customers			1,404
Amounts due from banks			378
Miscalleneous other assets			8
Customer deposits and other funds on deposit			1,725
Miscallaneous other liabilities			9
Net assets			58
Net assets disposed			58
Result on disposal			(29)
Makelaarsland BV & Above BV
Disclosure of Discontinued Operations [line items]
Cash assets			3
Miscallaneous other liabilities			1
Net assets			€ 3
% disposed			100.00%
Net assets disposed			€ 3
Result on disposal			(3)
ING Austria Retail Banking
Disclosure of Discontinued Operations [line items]
Sales proceeds			29
Cash proceeds			29
Cash outflow / inflow on disposal			29
Loans and advances to customers			1,404
Amounts due from banks			378
Miscalleneous other assets			8
Customer deposits and other funds on deposit			1,725
Miscallaneous other liabilities			8
Net assets			€ 56
% disposed			100.00%
Net assets disposed			€ 56
Result on disposal	€ (26)	€ (1)	€ (26)